SCHEDULE OF REALIZED AND UNREALIZED GAINS/LOSSES FROM THE FINANCIAL COMMODITY CONTRACTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Realized gain (loss) on financial commodity contracts	$ 189	$ (616)
Unrealized gain (loss) on financial commodity contracts	$ (32)	$ 336